Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Summary of Operating Leases

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Assets
Operating lease right-of-use assets	14,951	29,234

Liabilities
Operating lease liabilities, current	7,969	8,063
Operating lease liabilities, non-current	5,375	19,997

Weighted average remaining lease term (years)	1.52	3.70
Weighted average discount rate	5.82%	6.47%

Summary of Operating Lease Activity
Information related to operating lease activity during the years ended March 31, 2019, 2020 and 2021 are as follows:

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Operating lease right-of-use assets obtained in exchange for lease obligations	19,570	10,051	25,970

Operating lease rental expense
Amortization of right-of-use assets	17,919	15,708	11,687
Interest of lease liabilities	1,636	1,353	1,596

	19,555	17,061	13,283

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Operating lease payments (included in measurement of lease liabilities)	19,284	18,183	12,850

Summary of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

Year ended March 31, 2021
RMB
For the year ending March 31,
2022	11,213
2023	6,589
2024	5,837
2025	6,568
2026 and thereafter	2,949

Total lease payments	33,156
Less: imputed interest	(5,096)

Total	28,060